Comparative figures	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Comparative figures
53	Comparative figures
The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. Further details of the changes in accounting policies are disclosed in Note 2(b).